Financial risk and capital management	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Financial risk and capital management	Financial risk and capital
management
General information and financial risks
Equinor's business activities naturally expose Equinor
to financial risks such as market risk (including
commodity price risk, currency risk, interest rate risk
and equity price risk), liquidity risk and credit risk.
Equinor’s approach to risk management includes
assessing and managing risk in activities using a
holistic risk approach, by considering relevant
correlations at portfolio level between the most
important market risks and the natural hedges
inherent in Equinor’s portfolio. This approach allows
Equinor to reduce the number of risk management
transactions and avoid sub-optimisation.
The corporate risk committee, which is an advisory
body in Enterprise Risk Management, is responsible
for Equinor’s Enterprise Risk Management and for
proposing appropriate measures to adjust risk at the
corporate level. This includes assessing Equinor’s
financial risk policies.
Market risk
Equinor operates in the worldwide crude oil, refined
products, natural gas, and electricity markets and is
exposed to market risks including fluctuations in
hydrocarbon prices, foreign currency rates, interest
rates, and electricity prices that can affect the
revenues and costs of operating, investing, and
financing. These risks are managed primarily on a
short-term basis with a focus on achieving the highest
risk-adjusted returns for Equinor within the given
mandate. Long term exposures are managed at the
corporate level, while short-term exposures are
managed according to trading strategies and
mandates. Mandates in the trading organisations
within crude oil, refined products, natural gas, and
electricity are relatively restricted compared to the
total market risk of Equinor.
Commodity price risk
Equinor’s most important long-term commodity risk
(crude oil and natural gas) is related to future market
prices as Equinor´s risk policy is to be exposed to both
upside and downside price movements. In the longer
term, also power price risk is to a large extent
expected to contribute to Equinor’s commodity price
risk portfolio. To manage short-term commodity risk,
Equinor enters into commodity-based derivative
contracts, including futures, options, over-the-counter
(OTC) forward contracts, market swaps and
contracts for differences related to crude oil,
petroleum products, natural gas, power and
emissions. Equinor’s bilateral gas sales portfolio is
exposed to various price indices with a combination
of gas price markers. The term of crude oil and
refined oil products derivatives are usually less than
one year, and they are traded mainly on the Inter-

Commodity price sensitivity	At 31 December
	2024		2023
(in USD million)	-30%	+30%	-30%	+30%
Crude oil and refined products net gains/(losses)	881	(882)	442	(442)
Natural gas, electricity and CO₂ net gains/(losses)	(122)	210	86	(52)
Continental Exchange (ICE), the CME group, the OTC
Brent market, and crude and refined products swap
markets. The term of natural gas, power, and emission
derivatives is usually three years or less, and they are
mainly OTC physical forwards and options, NASDAQ
OMX Oslo forwards, and futures traded on the
European Energy Exchange (EEX), NYMEX and ICE.
The table below contains the commodity price risk
sensitivities of Equinor's commodity-based derivative
contracts. Equinor's assets and liabilities resulting
from commodity-based derivative contracts consist
of both exchange traded and non-exchange traded
instruments, including embedded derivatives that
have been bifurcated and recognised at fair value in
the Consolidated balance sheet.
Price risk sensitivities at the end of 2024 and 2023 at
30% are assumed to represent a reasonably possible
change based on the duration of the derivatives.
Since none of the derivative financial instruments
included in the table below are part of hedging
relationships, any changes in the fair value would be
recognised in the Consolidated statement of income.
Currency risk
Equinor’s cash flows from operating activities deriving
predominantly from oil and gas sales, operating
expenses and capital expenditures are mainly in USD,
but taxes, dividends to shareholders on the Oslo Børs
and a share of our operating expenses and capital
expenditures are in NOK. Accordingly, Equinor’s
currency management is primarily linked to mitigate
currency risk related to payments in NOK. This means
that Equinor regularly purchases NOK, primarily spot,
but also on a forward basis using conventional
derivative instruments.
The following currency risk sensitivity for financial
instruments has been calculated, by assuming a 10%
reasonable possible change in the most relevant
foreign currency exchange rates that impact
Equinor’s financial accounts, based on balances at
31 December 2024. As of 31 December 2023, a
change of 11% in the most relevant foreign currency
exchange rates was viewed as a reasonable possible
change. With reference to the table below, a negative
figure represents a negative equity impact/loss, while
a positive figure represents a positive equity impact/
gain.
Interest rate risk
Bonds are normally issued at fixed rates in a variety
of currencies (among others USD, EUR and GBP) and
some of these bonds are converted to floating USD
bonds by using interest rate and currency swaps.
Equinor manages its interest rates exposure on its
bond portfolio based on risk and reward
considerations from an enterprise risk management
perspective. This means that the fixed/floating mix on
interest rate exposure may vary from time to time.
For more detailed information about Equinor’s long-
term debt portfolio see note 21 Finance debt.
The following interest rate risk sensitivity has been
calculated by assuming a change of 100 basis points
as a reasonable possible change in interest rates at
the end of 2024. In 2023, a change of 130 basis points
was viewed as a reasonable possible change in
interest rates. A decrease in interest rates will have
an estimated positive impact on net financial items in
the Consolidated statement of income, while an
increase in interest rates will have an estimated
negative impact on net financial items in the
Consolidated statement of income.

Currency risk sensitivity	At 31 December 2024
(in USD million)	NOK	EUR	GBP

Impact from a 10% strengthening of given currency vs USD on:
Shareholders equity through OCI	888	309	925
Shareholders equity through P&L	84	(167)	(167)
Impact from a 10% weakening of given currency vs USD on:
Shareholders equity through OCI	(888)	(309)	(925)
Shareholders equity through P&L	(84)	167	167

Currency risk sensitivity	At 31 December 2023
(in USD million)	NOK	EUR	GBP

Impact from a 11% strengthening of given currency vs USD on:
Shareholders equity through OCI	1,519	406	903
Shareholders equity through P&L	(413)	(418)	(92)
Impact from a 11% weakening of given currency vs USD on:
Shareholders equity through OCI	(1,519)	(406)	(903)
Shareholders equity through P&L	413	418	92

Interest risk sensitivity		At 31 December
	2024		2023
(in USD million)	- 100 basis points	+ 100 basis points	- 130 basis points	+ 130 basis points
Positive/(negative) impact on net financial items	262	(250)	336	(333)
Equity price risk
Equinor’s captive insurance company holds listed
equity securities as part of its portfolio. In addition,
Equinor holds some other listed and non-listed
equities, mainly for long-term strategic purposes. By
holding these assets, Equinor is exposed to equity
price risk, defined as the risk of declining equity prices,
which can result in a decline in the carrying value on
certain of Equinor’s assets recognised in the balance
sheet. The equity price risk in the portfolio held by
Equinor’s captive insurance company is managed,
with the aim of maintaining a moderate risk profile,
through geographical diversification and the use of
broad benchmark indexes.

Equity price sensitivity		At 31 December
	2024		2023
(in USD million)	-35%	35%	-35%	35%
Net gains/(losses)	(1,234)	1,234	(552)	552
The following equity price risk sensitivity has been
calculated, by assuming a 35% reasonable possible
change in equity prices that impact Equinor’s financial
accounts, based on balances at 31 December 2024.
At 31 December 2023, a change of 35% in equity
prices was equally viewed as a reasonable possible
change.
The estimated gains and the estimated losses
following from a change in equity prices would impact
the Consolidated statement of income.
Liquidity risk
Liquidity risk is the risk that Equinor will not be able to
meet obligations of financial liabilities when they
become due. The purpose of liquidity management is
to ensure that Equinor always has sufficient funds
available to cover its financial obligations.
The main cash outflows include the quarterly dividend
payments and Norwegian petroleum tax payments
made six times per year. Trading in collateralised
commodities and financial contracts also exposes
Equinor to liquidity risk related to potential collateral
calls from counterparties.
If the cash flow forecasts indicate that the liquid
assets will fall below target levels, new long-term
funding will be considered. Equinor raises debt in all
major capital markets (USA, Europe and Asia) for
long-term funding purposes. The policy is to have a

			At 31 December
	2024			2023
(in USD million)	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities
Year 1	22,266	1,363	673	20,209	1,369	857
Year 2 and 3	5,723	1,299	643	6,035	1,434	636
Year 4 and 5	3,415	494	480	5,601	496	404
Year 6 to 10	6,174	488	1,156	6,846	405	1,016
After 10 years	10,355	315	425	10,751	72	340
Total specified	47,933	3,959	3,377	49,443	3,775	3,252
maturity profile with repayments not exceeding 5% of
capital employed in any year for the nearest five
years. Equinor’s non- current financial liabilities have
a weighted average maturity of approximately nine
years. For more information about Equinor’s non-
current financial liabilities, see note 21 Finance debt.
Short-term funding needs will normally be covered by
the USD 5.0 billion US Commercial paper programme
(CP) which is backed by a revolving credit facility of
USD 5.0 billion, supported by 19 core banks, maturing
in 2029. The facility supports secure access to
funding, supported by the best available short-term
rating. As at 31 December 2024 the facility has not
been drawn upon.
The table below shows a maturity profile, based on
undiscounted contractual cash flows, for Equinor’s
financial liabilities.
Credit risk
Credit risk is the risk that Equinor’s customers or
counterparties will cause Equinor financial loss by
failing to honour their obligations. Credit risk arises
from credit exposures with customer accounts
receivables as well as from financial investments,
derivative financial instruments and deposits with
financial institutions. Equinor uses risk mitigation tools
to reduce or control credit risk both on a
counterparty and portfolio level. The main tools
include bank and parental guarantees, prepayments,
and cash collateral.
Prior to entering into transactions with new
counterparties, Equinor’s credit policy requires all
counterparties where Equinor has material credit
exposure to be formally identified and assigned
internal credit ratings. The internal credit ratings
reflect Equinor’s assessment of the counterparties'
credit risk and are based on a quantitative and
qualitative analysis of recent financial statements and
other relevant business information. All
counterparties are re-assessed regularly.
Equinor has pre-defined limits for the absolute credit
risk level allowed at any given time on Equinor’s
portfolio as well as maximum credit exposures for
individual counterparties. Equinor monitors the
portfolio on a regular basis and individual, material
exposures against limits on a daily basis. Equinor’s
total credit exposure is geographically diversified
among a number of counterparties within the oil and
energy sector, as well as larger oil and gas
consumers and financial counterparties. The majority
of Equinor’s credit exposure is with investment- grade
counterparties.
The following table contains the carrying amount of
Equinor’s financial receivables and derivative financial
instruments split by Equinor’s assessment of the
counterparty's credit risk. Receivables that are
overdue with more than 30 days represents less than
1% of the total reported trade and other receivables.
A provision has been recognised for expected credit
losses of trade and other receivables using the
expected credit loss model. Only non-exchange
traded instruments are included in derivative financial
instruments.

(in USD million)	Non-current financial receivables	Current financial receivables	Trade and other receivables	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2024
Investment grade, rated A or above	208	2,231	3,764	308	639
Other investment grade	3	17	5,286	—	223
Non-investment grade or not rated	531	404	4,541	340	161

Total financial assets	743	2,651	13,591	648	1,023

At 31 December 2023
Investment grade, rated A or above	193	2,609	3,248	305	565
Other investment grade	8	29	5,103	7	565
Non-investment grade or not rated	140	351	4,853	247	248

Total financial assets	341	2,989	13,204	559	1,378
For more information about Trade and other receivables, see note 18 Trade and other receivables.
Following the disaggregation of Trade and other receivables, see note 16 and 18 for details, a new column Current financial receivables has been added to the table above.
The table below presents the amounts offset under
the terms of various offsetting agreements for
financial assets and liabilities. These agreements are
mainly entered into to manage the credit risks
associated with over-the-counter commodity trading
as well as regular commodity purchases and sales
and enable Equinor and their counterparties to set off
financial liabilities against financial assets in the
ordinary course of business as well as in case of
default. In addition, exchange-traded commodity
derivatives are offset towards collateral receipts/
payments as a result of day-to-day cash settlements
based on change in fair value of open derivative
positions. Amounts not qualifying for offsetting
consists of collateral receipts or payments which
usually is settled on a gross basis. Normally these
amounts will offset in a potential default situation.
There exist no restrictions on collaterals received.

(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount	(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount

At 31 December 2024						At 31 December 2023
Financial assets						Financial assets
Trade and other receivables	15,900	2,310	13,590	—	13,590	Trade and other receivables	16,337	3,133	13,205	—	13,205
Current interest-bearing financial receivables and accrued interest	755	141	614	—	614	Current interest-bearing financial receivables and accrued interest	802	—	802	—	802
Collateral receivables	5,553	3,515	2,037	2,037	—	Collateral receivables	8,713	6,526	2,186	2,186	—
Derivative financial instruments	6,946	5,273	1,673	758	914	Derivative financial instruments	12,767	10,829	1,937	677	1,260

Total financial assets	29,153	11,239	17,914	2,795	15,119	Total financial assets	38,619	20,488	18,130	2,863	15,267

Financial liabilities						Financial liabilities
Trade payables	13,420	2,310	11,110	—	11,110	Trade payables	12,689	3,133	9,556	—	9,556
Accrued expenses and other current financial liabilities	1,526	141	1,385	—	1,385	Accrued expenses and other current financial liabilities	1,495	—	1,495	—	1,495
Collateral liabilities	4,071	3,686	385	385	—	Collateral liabilities	7,791	7,333	458	458	—
Derivative financial instruments	7,893	5,102	2,791	2,411	380	Derivative financial instruments	13,437	10,023	3,414	2,405	1,009

Total financial liabilities	26,910	11,239	15,671	2,795	12,875	Total financial liabilities	35,413	20,488	14,924	2,863	12,061
Following the disaggregation of Trade and other
receivables, see note 16 and 18 for details, a new line
item Current interest-bearing financial receivables
and accrued interest has been added to the tables
above. Similarly, the disaggregation of Trade, other
payables and provisions, see note 23 and 24 for
details, a new line item Accrued expenses and other
current financial liabilities has been added to the
tables above.
Capital management
The main objectives of Equinor's capital management
policy are to maintain a strong overall financial
position and to ensure sufficient financial flexibility.
Equinor’s primary focus is on maintaining its credit
rating in the A category on a stand alone basis
(excluding uplifts for Norwegian Government
ownership). Equinor’s current long-term ratings are
AA- with a stable outlook (including one notch uplift)
and Aa2 with a stable outlook (including two notch
uplift) from S&P and Moody’s, respectively. In order to
monitor financial robustness, a key ratio utilised by
Equinor is the non- GAAP metric of “Net interest-
bearing debt adjusted (ND2) to Capital employed
adjusted (CE2)”

	At 31 December
(in USD million)	2024	2023

Net interest-bearing debt adjusted, including lease liabilities (ND1)	9,221	(5,040)
Net interest-bearing debt adjusted (ND2)	5,711	(8,610)
Capital employed adjusted, including lease liabilities (CE1)	51,601	43,460
Capital employed adjusted (CE2)	48,091	39,890

Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	17.9%	(11.6)%

Net debt to capital employed adjusted (ND2/CE2)	11.9%	(21.6)%
ND1 is defined as Equinor's interest-bearing financial
liabilities less cash and cash equivalents and current
financial investments, adjusted for collateral deposits
and balances held by Equinor's captive insurance
company (amounting to USD 2,583 million and
USD 2,030 million for 2024 and 2023, respectively).
CE1 is defined as Equinor's total equity (including non-
controlling interests) and ND1. ND2 is defined as ND1
adjusted for lease liabilities (amounting to USD 3,510
million and USD 3,570 million for 2024 and 2023,
respectively). CE2 is defined as Equinor's total equity
(including non-controlling interests) and ND2.